UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 09/30/2013

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
----------------		------------
NON-CONVERTIBLE BONDS -- 89.34%
	Automotive - Automakers -- 0.46%
$500,000	General Motors Company 144A restricted,
	3.50%, 10/02/18	498,750
		------------
	Automotive - Parts & Equipment -- 3.11%
1,500,000	American Axle & Manufacturing, Inc.
	6.625%, 10/15/22	1,537,500
1,000,000	Goodyear Tire & Rubber Company (The)
	8.25%, 08/15/20	1,117,500
675,000	Visteon Corporation 6.75%, 04/15/19	717,187
		------------
		3,372,187
		------------
	Banking -- 0.71%
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities
	4.00%, 09/29/49(1)	770,000
		------------
	Basic Industry - Building Materials -- 2.98%
500,000	Associated Materials, LLC 9.125%, 11/01/17	531,250
1,000,000	CEMEX, S.A.B. de C.V. 144A restricted,
	9.00%, 01/11/18	1,077,500
1,045,000	CEMEX, S.A.B. de C.V. 144A restricted,
	Floating Rate Senior Notes,
	5.2481%, 09/30/15(2)	1,076,350
500,000	USG Corporation 144A restricted,
	7.875%, 03/30/20	541,875
		------------
		3,226,975
		------------
	Basic Industry - Chemicals -- 0.46%
500,000	Ashland Inc. 3.875%, 04/15/18	493,750
		------------
	Basic Industry - Forestry & Paper -- 1.96%
1,500,000	Cascades Inc. 7.75%, 12/15/17	1,567,500
500,000	Potlatch Corporation 144A restricted,
	7.50%, 11/01/19	555,000
		------------
		2,122,500
		------------
	Basic Industry - Metal/Mining Excluding
	Steel-- 3.72%
250,000	American Rock Salt Company LLC 144A
	restricted, 8.25%, 05/01/18	241,250
1,000,000	Ausdrill Finance Pty Ltd 6.875%, 11/01/19	925,000
500,000	Cloud Peak Energy Resources LLC
	8.25%, 12/15/17	525,000
500,000	Cloud Peak Energy Resources LLC
	8.50%, 12/15/19	540,000
1,750,000	FMG Resources Pty Ltd 144A restricted,
	7.00%, 11/01/15	1,802,500
		------------
		4,033,750
		------------
	Basic Industry - Steel Producers &
	Products -- 0.47%
500,000	United States Steel Corporation
	7.375%, 04/01/20	512,500
		------------
	Capital Goods - Aerospace & Defense -- 1.22%
1,250,000	ManTech International Corporation
	7.25%, 04/15/18	1,321,875
		------------
	Capital Goods - Diversified -- 1.01%
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	1,090,000
		------------

	Capital Goods - Packaging -- 2.29%
$1,000,000	Berry Plastics Corporation 9.50%, 05/15/18	$ 1,082,500
1,250,000	Sealed Air Corporation 144A restricted,
	8.125%, 09/15/19	1,393,750
		------------
		2,476,250
		------------
	Consumer Cyclical - Apparel and
	Textiles -- 1.00%
1,000,000	Levi Strauss & Co. 7.625%, 05/15/20	1,077,500
		------------
	Consumer Cyclical - Household & Leisure
	Products -- 0.97%
1,000,000	Tempur-Pedic International Inc.
	6.875%, 12/15/20	1,045,000
		------------
	Consumer Cyclical - Restaurants -- 5.02%
1,775,000	Landry's, Inc. 144A restricted,
	9.375%, 05/01/20	1,872,625
1,220,000	NPC International, Inc. 10.50%, 01/15/20	1,390,800
2,000,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	2,175,000
		------------
		5,438,425
		------------
	Consumer Cyclical - Specialty
	Retail -- 3.26%
500,000	Coinstar, Inc. 144A restricted,
	6.00%, 03/15/19	487,500
1,500,000	J.Crew Group, Inc. 8.125%, 03/01/19	1,580,625
500,000	Party City Holdings Inc. 144A restricted,
	8.875%, 08/01/20	537,500
1,000,000	Rent-A-Center, Inc. 144A restricted,
	4.75%, 05/01/21	930,000
		------------
		3,535,625
		------------
	Consumer Non-Cyclical - Beverage -- 1.06%
1,250,000	Innovation Ventures, LLC 144A restricted,
	9.50%, 08/15/19	1,145,312
		------------
	Consumer Non-Cyclical -
	Food-Wholesale -- 5.57%
1,000,000	Hawk Acquisition Sub, Inc. 144A restricted,
	4.25%, 10/15/20	953,750
500,000	KeHE Distributors, LLC 144A restricted,
	7.625%, 08/15/21	507,500
1,000,000	Pinnacle Foods Finance LLC 144A restricted,
	4.875%, 05/01/21	930,000
850,000	Shearer's Foods, LLC and Chip Finance Corp.
	144A restricted, 9.00%, 11/01/19	888,250
1,250,000	Smithfield Foods, Inc. 144A restricted,
	5.875%, 08/01/21	1,267,188
1,000,000	Southern States Cooperative, Incorporated
	144A restricted, 10.00%, 08/15/21	970,000
500,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20	510,000
		------------
		6,026,688
		------------
	Consumer Non-Cyclical - Products -- 3.53%
965,000	FGI Operating Company, LLC 144A restricted,
	7.875%, 05/01/20	1,003,600
1,350,000	Libbey Glass Inc. 6.875%, 05/15/20	1,437,750
1,500,000	Sun Products Corporation (The) 144A
	restricted, 7.75%, 03/15/21	1,380,000
		------------
		3,821,350
		------------
	Energy - Exploration & Production -- 5.21%
1,000,000	Cimarex Energy Co. 5.875%, 05/01/22	1,010,000
1,000,000	Forest Oil Corporation 7.25%, 06/15/19	1,000,000
1,000,000	Halcon Resources Corporation
	8.875%, 05/15/21	1,025,000
1,500,000	LINN Energy, LLC 8.625%, 04/15/20	1,550,625

$1,000,000	Stone Energy Corporation 8.625%, 02/01/17	$ 1,057,500
		------------
		5,643,125
		------------
	Energy - Gas-Distribution -- 0.95%
974,000	MarkWest Energy Partners, L.P.
	6.25%, 06/15/22	1,025,135
		------------
	Energy - Oil Field Equipment &
	Services -- 6.63%
1,500,000	CHC Helicopter S.A. 9.25%, 10/15/20	1,597,500
1,500,000	Chesapeake Oilfield Operating, L.L.C.
	6.625%, 11/15/19	1,526,250
500,000	Hercules Offshore, Inc. 144A restricted,
	7.50%, 10/01/21	500,000
1,000,000	Hornbeck Offshore Services, Inc.
	5.00%, 03/01/21	957,500
500,000	Offshore Group Investment Limited
	7.50%, 11/01/19	526,250
925,000	Parker Drilling Company 9.125%, 04/01/18	989,750
500,000	Petroleum Geo-Services ASA 144A
	restricted, 7.375%, 12/15/18	542,500
500,000	Pioneer Drilling Company 9.875%, 03/15/18	540,000
		------------
		7,179,750
		------------
	Energy - Oil Refining & Marketing -- 0.88%
1,000,000	Tesoro Corporation 5.375%, 10/01/22	955,000
		------------
	Financial Services - Brokerage -- 2.60%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,485,000
1,250,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,328,125
		------------
		2,813,125
		------------
	Financial Services - Consumer, Commercial &
	Lease Financing -- 0.73%
750,000	International Lease Finance Corporation
	6.25%, 05/15/19	787,500
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 1.85%
1,000,000	Neuberger Berman Group LLC 144A restricted,
	5.625%, 03/15/20	1,022,500
1,000,000	Nuveen Investments, Inc. 9.50%, 10/15/20	977,500
		------------
		2,000,000
		------------
	Healthcare - Facilities -- 1.03%
1,039,000	Sabra Health Care Limited Partnership
	8.125%, 11/01/18	1,116,925
		------------
	Healthcare - Medical Products -- 1.97%
1,030,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	1,073,775
475,000	Physio-Control International, Inc.
	144A restricted, 9.875%, 01/15/19	532,000
500,000	Teleflex Incorporated 6.875%, 06/01/19	527,500
		------------
		2,133,275
		------------
	Healthcare - Pharmaceuticals -- 0.98%
1,000,000	Valeant Pharmaceuticals International, Inc.
	144A restricted, 7.00%, 10/01/20	1,060,000
		------------
	Media - Cable -- 0.98%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,060,000
		------------
	Media - Printing & Publishing -- 0.48%
500,000	Deluxe Corporation 6.00%, 11/15/20	515,000
		------------
	Media - Services -- 0.92%
1,000,000	Nielsen Company (Luxembourg) S.ar.l. (The)

	144A restricted, 5.50%, 10/01/21	$ 1,001,250
		------------
	Services - Gaming -- 2.49%
$ 500,000	Boyd Gaming Corporation 9.125%, 12/01/18	543,750
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,150,000
1,000,000	Scientific Games International, Inc.
	6.25%, 09/01/20	1,007,500
		------------
		2,701,250
		------------
	Services - Hotels -- 0.49%
500,000	FelCor Escrow Holdings, L.L.C.
	6.75%, 06/01/19	527,500
		------------
	Services - Leisure -- 0.88%
1,000,000	Six Flags Entertainment Corporation 144A
	restricted, 5.25%, 01/15/21	952,500
		------------
	Services - Railroads -- 1.45%
1,500,000	Florida East Coast Railway Corp. 144A
	restricted, 8.125%, 02/01/17	1,573,125
		------------
	Services - Support & Services -- 5.49%
1,000,000	ADT Corporation (The) 2.25%, 07/15/17	955,027
1,000,000	APX Group, Inc. 144A restricted,
	6.375%, 12/01/19	945,000
1,000,000	DigitalGlobe, Inc. 144A restricted,
	5.25%, 02/01/21	955,000
1,000,000	Interactive Data Corporation
	10.25%, 08/01/18	1,107,500
2,000,000	ServiceMaster Company (The) 8.00%, 02/15/20	1,980,000
		------------
		5,942,527
		------------
	Services - Transportation Excluding Air &
	Rail -- 1.03%
1,000,000	Swift Services Holdings, Inc.
	10.00%, 11/15/18	1,110,000
		------------
	Technology & Electronics - Computer
	Hardware -- 1.32%
500,000	Brocade Communications Systems, Inc. 144A
	restricted, 4.625%, 01/15/23	461,250
1,000,000	Dell Inc. 144A restricted,
	5.625%, 10/15/20	971,250
		------------
		1,432,500
		------------
	Technology & Electronics -
	Electronics -- 1.40%
500,000	NXP B.V. 144A restricted, 5.75%, 02/15/21	507,500
1,000,000	NXP B.V. 144A restricted, 3.50%, 09/15/16	1,010,000
		------------
		1,517,500
		------------
	Technology & Electronics - Software &
	Services -- 3.75%
1,500,000	Activision Blizzard, Inc. 144A restricted,
	5.625%, 09/15/21	1,501,875
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,541,250
1,000,000	SunGard Data Systems Inc. 6.625%, 11/01/19	1,020,000
		------------
		4,063,125
		------------
	Technology & Electronics -
	Telecommunications Equipment -- 1.51%
1,500,000	CommScope, Inc. 144A restricted,
	8.25%, 01/15/19	1,638,750
		------------
	Telecommunications - Integrated &
	Services -- 3.75%
809,000	Cincinnati Bell Inc. 8.375%, 10/15/20	855,518
500,000	CyrusOne LP 6.375%, 11/15/22	496,250
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,105,000

$1,500,000	Intelsat Jackson Holdings S.A.
	7.25%, 04/01/19	1,605,000
		------------
		4,061,768
		------------
	Telecommunications - Wireless -- 0.87%
1,000,000	Digicel Limited 144A restricted,
	6.00%, 04/15/21	940,000
		------------
	Utility - Electric-Generation -- 0.90%
900,000	Calpine Corporation 144A restricted,
	7.875%, 07/31/20	969,750
		------------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $95,614,619)	96,728,817
		------------
COMMON STOCKS -- 4.45%
	Energy -- 2.35%
40,100	Dorchester Minerals, L.P.	957,989
30,000	Williams Partners L.P.	1,586,400
		------------
		2,544,389
		------------
	Financials - Real Estate -- 2.04%
20,500	Digital Realty Trust, Inc.	1,088,550
121,541	Summit Hotel Properties, Inc.	1,116,962
		------------
		2,205,512
		------------
	Other -- 0.06%
500	iShares iBoxx $ High Yield Corporate
	Bond Fund(3)	45,780
500	SPDR Barclays Capital High Yield Bond ETF(3)	19,920
		-----------
		65,700
		------------
	TOTAL COMMON STOCKS
	(cost $4,862,511)	4,815,601
		------------
SHORT-TERM INVESTMENTS -- 6.28%
	Commercial Paper -- 5.08%
$1,000,000	Consolidated Edison, Inc. 0.20%, 10/01/13	1,000,000
1,050,000	Leggett & Platt, Incorporated
	0.17%, 10/01/13	1,050,000
1,125,000	Nissan Motor Acceptance Corporation
	0.25%, 10/02/13	1,124,992
1,375,000	NorthWestern Corporation 0.25%, 10/04/13	1,374,971
500,000	Pacific Gas and Electric Company
	0.20%, 10/02/13	499,997
450,000	VW Credit, Inc. 0.24%, 10/03/13	449,994
		------------
		5,499,954
		------------
	Variable Rate Security -- 1.20%
1,296,290	Fidelity Institutional Money Market
	Fund - Class I	1,296,290
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,796,244)	6,796,244
		------------

	TOTAL INVESTMENTS
	(cost $107,273,374) -- 100.07%	108,340,662
		------------

	LIABILITIES, NET OF OTHER ASSETS -- (0.07%)	(70,783)
		------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$108,269,879
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%; such rate being reset quarterly.

(2) Resets quarterly, equal to three-month LIBOR plus 5.00%. (3) Exchange traded fund.

% OF NET ASSETS

As of September 30, 2013, investment cost for federal tax purposes was $107,266,920 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 2,885,179
Unrealized depreciation	(1,811,437)
-----------
Net unrealized appreciation	$ 1,073,742
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
Level 1 -
Common Stocks(1)	$ 4,815,601
Variable Rate Security	1,296,290
Level 2 -
Corporate Bonds(1)	96,728,817
Commercial Paper	5,499,954
Level 3 -
None	-
------------
Total	$108,340,662
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/22/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/22/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/22/2013